FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2014
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	$ 150,626,000	$ 152,360,000
Financial Liabilities	128,671,000	135,453,000	$ 0
Foreign currency risk | United States dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	5,135,000	8,231,000
Financial Liabilities	4,689,000	15,057,000
Foreign currency risk | Thai Baht (THB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	4,254,000	326,000
Financial Liabilities	891,587,000	30,000
Foreign currency risk | Singapore dollar (SGD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	296,000	106,000
Financial Liabilities	11,000	46,000
Foreign currency risk | Taiwan dollar (TWD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	28,780,000	25,282,000
Financial Liabilities	2,920,000	4,463,000
Foreign currency risk | Renminbi (RMB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	18,000	18,000
Financial Liabilities	0	0
Foreign currency risk | Hong Kong dollar (HKD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	4,649,000	7,773,000
Financial Liabilities	25,000	25,000
Foreign currency risk | Euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8,000	20,000
Financial Liabilities	$ 0	$ 0